FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2025
Financial Assets
FINANCIAL ASSETS

5.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading as of June 30, 2025 and December 31, 2024 is as follows:

06/30/2025	Financial assets at amortized cost	Carrying amount	Fair value
Current assets:	58,336	58,336	58,336
Trade receivables and other current assets (Note 6)	5,349	5,349	5,349
Current financial assets	7,861	7,861	7,861
Cash and cash equivalents	45,125	45,125	45,125

12/31/2024	Financial assets at amortized cost	Carrying amount	Fair value
Current assets:	62,923	62,923	62,923
Trade receivables and other current assets (Note 6)	9,122	9,122	9,122
Current financial assets	13,494	13,494	13,494
Cash and cash equivalents	40,307	40,307	40,307

Cash and cash equivalents includes cash from clients in certain jurisdictions (Spain, Colombia and the City of Buenos Aires) where regulation requires the Company to maintain a cash reserve equal to the amount that the customer has in his or her online wallet. As of June 30, 2025 and December 31, 2024, reserved cash amounted to €4,489 and €4,899 thousand euros, respectively.

Trade receivables and other current assets mainly comprise VAT recoverable from the tax authorities amounting to €3,196 and €5,150 thousand euros as of June 30, 2025 and December 31, 2024, respectively. The balance also includes deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to their online wallets and amounted to €1,760 and €1,149 thousand euros as of June 30, 2025 and December 31, 2024, respectively.

Current financial assets mainly correspond to “in transit” deposits made by customers through payment service providers to their online wallets and amounted to €6,681 and €11,658 thousand euros as of June 30, 2025 and December 31, 2024, respectively. These deposits are normally settled and appear in the customers’ online wallet between one to fifteen days after the transaction, depending on each payment service provider.

The expected credit losses recognized on current financial assets as of June 30, 2025 and December 31, 2024 amounted to €138 thousand euros.